Software Development Costs	9 Months Ended
Sep. 30, 2020
Research and Development [Abstract]
Software Development Costs
12.	SOFTWARE DEVELOPMENT COSTS

The Company capitalizes costs related to developing certain software programs in accordance with ASC No. 350, Intangibles – Goodwill and Other. When the Company deploys the programs, it begins to recognize costs related to the programs on a straight-line basis over the programs’ estimated useful lives, generally two to three years. Amortization expense relating to capitalized software development costs totaled $137,000 and $100,000 for the three months ended September 30, 2020 and 2019, respectively, and $430,000 and $293,000 for the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020 and December 31, 2019, approximately $62,000 and $177,000, respectively, of capitalized software costs were not subject to amortization as the development of various software projects was not complete.

The Company performed its quarterly review of software development projects for the three months ended September 30, 2019, and determined to abandon certain software development projects that were no long a strategic fit for the Company, which resulted in recognizing approximately $51,000 in capitalized software impairment charges. The Company’s quarterly review for the three months ended September 30, 2020 did not result in recognizing any impairment charges for the period. During the nine months ended September 3, 2020 and 2019, the Company abandoned various software development projects that the Company concluded were no longer a current strategic fit or for which it determined that the marketability of the content had decreased due to obtaining additional information regarding the specific industry for which the content was intended. As a result, the Company recognized impairment charges of $238,000 and $52,000, respectively. Impairment of capitalized software is shown separately on the Company’s consolidated statement of operations.

Taking into consideration the impact the COVID-19 pandemic has had, and continues to have, on the Company’s business, the Company determined that based on the future undiscounted cash flows the Company expects to receive from its customers, recoverability of the carrying amounts of capitalized software development costs is probable and, therefore, no additional impairment charges were required to be recognized other than as discussed above. The Company will continue to monitor the recoverability of these assets as it relates to the continued impact of the COVID-19 pandemic on the Company’s business and recognize any additional write-offs during the period in which it determines that impairment exists.